Earnings per Share	12 Months Ended
Dec. 31, 2011
Earnings per Share [Abstract]
Earnings Per Share
12.	Earnings Per Share

The following table sets forth the components of the numerator and denominator for the computation of basic and diluted earnings per share for income from continuing operations, discontinued operations and net income attributable to Community Health Systems, Inc. common stockholders (in thousands, except share data):

	Year Ended December 31,
	2011	2010	2009
Numerator:
Income from continuing operations, net of taxes	$335,894	$355,213	$305,811
Less: Income from continuing operations attributable to noncontrolling interests, net of taxes	75,675	68,577	62,948

Income from continuing operations attributable to Community Health
Systems, Inc. common stockholders — basic and diluted	$260,219	$286,636	$242,863

(Loss) income from discontinued operations, net of taxes	$(58,271)	$(6,772)	$566
Less: (Loss) income from discontinued operations attributable to noncontrolling interests, net of taxes	—	(119)	279

Loss from discontinued operations attributable to Community Health Systems, Inc. common stockholders - basic and diluted	$(58,271)	$(6,653)	$287

Denominator:
Weighted-average number of shares outstanding – basic	89,966,933	91,718,791	90,614,886
Effect of dilutive securities:
Restricted stock awards	327,652	542,488	469,134
Employee stock options	361,554	667,606	422,637
Other equity-based awards	10,209	17,163	10,617

Weighted-average number of shares outstanding – diluted	90,666,348	92,946,048	91,517,274

Dilutive securities outstanding not included in the computation of earnings per share because their effect is antidilutive:

Employee stock options	6,432,281	4,882,338	6,820,393